Segment, Product and Geographic Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	$ 770,739	$ 737,255	$ 633,021
Taiwan [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	283,989	356,793	395,228
China [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	400,501	334,433	209,216
Other Asia Pacific (Korea and Japan) [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	84,695	43,245	27,738
Europe And America [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	$ 1,554	$ 2,784	$ 839